Prospectus Investor Class [Member] Investment Strategy - Prospectus-Investor Class - Payden Emerging Markets Corporate Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
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The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities, loans and commercial paper issued by U.S. and foreign companies and (2) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank).

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Under normal market conditions, the Fund invests at least 80% of its total assets in corporate bonds and loans issued by Corporate issuers (as defined below) organized or headquartered in emerging market countries, or whose business operations are principally located in emerging market countries. Generally, an “emerging market country” is any country which the International Monetary Fund, the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy. A Corporate issuer is an issuer located in an emerging market country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more emerging markets countries or that has at least 50% of its assets in one or more emerging market countries. For these purposes, Corporate issuers may include corporate or other business entities in which a sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest.

ª	The Fund may invest up to 20% of its total assets in other debt securities and similar debt instruments, including those of issuers located in countries with developed securities markets.
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Under normal market conditions, the Fund may invest a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.

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Permitted investments also include currencies and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps and credit default swaps related to individual sovereign and corporate names, as well as various credit indices) used to hedge or gain exposure to the securities markets of emerging market countries or currencies.

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The Fund invests a majority of its assets in debt securities payable in U.S. dollars, but will also invest in debt securities payable in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.

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The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity. Maturity is the date when each bond or other debt security pays back its principal.

ª	The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers, and may use derivatives to hedge or to gain exposure to such equity markets.
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To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).